Investment company accounting	12 Months Ended
Mar. 31, 2014
Investment company accounting
Investment company accounting

5. Investment company accounting

Certain subsidiaries are investment companies pursuant to the provisions of ASC 946 “Financial Services—Investment Companies” (“ASC 946”) and therefore carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The following table summarizes the aggregate fair value and the cost of investments held by all investment company subsidiaries within Nomura and for which investment company accounting has been retained in these consolidated financial statements.

	Millions of yen
	March 31
	2013	2014
Closing cost(1)	¥24,393	¥28,394
Gross unrealized appreciation	11,711	9,216
Gross unrealized depreciation	(7,277)	(5,047)

Closing fair value	¥28,827	¥32,563

(1)	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

The following table summarizes performance of the investments held by investment company subsidiaries during the years ended March 31, 2012, 2013 and 2014.

	Millions of yen
	March 31
	2012	2013	2014
Opening fair value	¥208,754	¥132,320	¥28,827
Purchase / (sales) of investees during the period(1)	(109,724)	(127,396)	56
Realized gains during the period(2)	35,931	19,181	925
Change in unrealized gains / (losses) during the period(3)	(2,641)	4,722	2,755

Closing fair value	¥132,320	¥28,827	¥32,563

(1)	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
(2)	Realized gains and losses are calculated as the difference between sales proceeds and the carrying values.
(3)	Includes the effect of foreign exchange movements.